Cash and Cash Equivalents - Summary of Cash and Cash Equivalents - Additional Information (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Cash and Cash Equivalents [Line Items]
Value of cash and cash equivalents	₩ 46,650	₩ 85,163